United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                   Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-4018

                      (Investment Company Act File Number)


                           Federated High Yield Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)


                        Date of Fiscal Year End: 2/28/05


                Date of Reporting Period: Quarter ended 11/30/04




Item 1.     Schedule of Investments


Federated High Yield Trust
Portfolio of Investments
November 30, 2004 (unaudited)



       Foreign
       Currency Par
       Amount or
       Principal                                                                             Value in
       Amount                                                                                U.S. Dollars
                                   Corporate Bonds--95.9%
                                   Aerospace / Defense--1.8%
$      975,000                     Alliant Techsystems, Inc., Sr. Sub. Note,
                                   8.50%, 5/15/2011                                   $      1,077,375
       550,000                     Argo Tech Corp., Sr. Note, 9.25%, 6/1/2011                603,625
       775,000              3      Condor Systems, Inc., Sr. Sub. Note, (Series
                                   B), 11.875%, 5/1/2009                                     43,400
       1,500,000           1,2     Heckler & Koch GMBH, Sr. Secd. Note, 9.25%,
                                   7/15/2011                                                 2,187,609
       800,000                     Hexcel Corp., Sr. Secd. Note, 9.875%, 10/1/2008           894,000
       350,000             1,2     K&F Acquisition, Inc., Sr. Sub. Note, 7.75%,
                                   11/15/2014                                                359,625
       1,000,000                   L-3 Communications Corp., Sr. Sub. Note,
                                   6.125%, 1/15/2014                                         1,030,000
       850,000             1,2     L-3 Communications Holdings, Inc., Sr. Sub.
                                   Note, 5.875%, 1/15/2015                                   845,750
       600,000                     TransDigm, Inc., Sr. Sub. Note, 8.375%,
                                   7/15/2011                                                 645,000
                                   Total                                                     7,686,384
                                   Automotive--2.6%
       850,000                     Accuride Corp., Sr. Sub. Note, (Series B),
                                   9.25%, 2/1/2008                                           871,250
       1,250,000                   Advanced Accessory Systems LLC, Sr. Note,
                                   10.75%, 6/15/2011                                         1,193,750
       475,000             1,2     Affinia Group, Inc., Sr. Sub. Note, 9.00%,
                                   11/30/2014                                                491,625
       950,000             1,2     Stanadyne Corp., Sr. Sub. Note, 10.00%,
                                   8/15/2014                                                 1,026,000
       1,325,000                   Stoneridge, Inc., Company Guarantee, 11.50%,
                                   5/1/2012                                                  1,556,875
       1,824,000                   TRW Automotive, Inc., Sr. Sub. Note, 11.00%,
                                   2/15/2013                                                 2,216,160
       925,000             1,2     Tenneco Automotive, Inc., Sr. Sub. Note,
                                   8.625%, 11/15/2014                                        966,625
       1,100,000           1,2     Transportation Technologies Industries, Inc.,
                                   Sr. Sub. Note, 12.50%, 3/31/2010                          1,135,750
       1,200,000                   United Components, Inc., Sr. Sub. Note, 9.375%,
                                   6/15/2013                                                 1,308,000
                                   Total                                                     10,766,035
                                   Building Materials--2.7%
       1,375,000            4      AMH Holdings, Inc., Sr. Disc. Note, 0/11.25%,
                                   3/1/2014                                                  1,031,250
       700,000                     Associated Materials, Inc., Company Guarantee,
                                   9.75%, 4/15/2012                                          805,000
       975,000                     Collins & Aikman Floorcoverings, Inc., Company
                                   Guarantee, 9.75%, 2/15/2010                               1,053,000
       1,375,000                   ERICO International Corp., Sr. Sub. Note,
                                   8.875%, 3/1/2012                                          1,443,750
       1,100,000                   Euramax International PLC, Sr. Sub. Note,
                                   8.50%, 8/15/2011                                          1,171,500
       750,000                     Legrand SA, Sr. Note, 10.50%, 2/15/2013                   881,250
       750,000                     Norcraft Cos. LLC, Sr. Sub. Note, (Series WI),
                                   9.00%, 11/1/2011                                          819,375
       2,200,000            4      Norcraft Holdings LP, Sr. Disc. Note, 0/9.75%,
                                   9/1/2012                                                  1,644,500
       550,000             1,2     Nortek Holdings, Inc., Sr. Sub. Note, 8.50%,
                                   9/1/2014                                                  594,000
       1,050,000                   Ply Gem Industries, Inc., Sr. Sub. Note, 9.00%,
                                   2/15/2012                                                 1,071,000
       525,000                     U.S. Concrete, Inc., Sr. Sub. Note, 8.375%,
                                   4/1/2014                                                  564,375
                                   Total                                                     11,079,000
                                   Chemicals--5.8%
       1,375,000           1,2     BCP Caylux Holding LUX SCA, Sr. Sub. Note,
                                   9.625%, 6/15/2014                                         1,550,312
       1,125,000           1,2     Borden U.S. Finance Corp., Sr. Secd. Note,
                                   9.00%, 7/15/2014                                          1,243,125
       850,000                     Compass Minerals Group, Inc., Sr. Sub. Note,
                                   10.00%, 8/15/2011                                         956,250
       1,100,000            4      Compass Minerals International, Inc., Sr. Disc.
                                   Note, 0/12.00%, 6/1/2013                                  896,500
       1,600,000            4      Compass Minerals International, Inc., Sr. Disc.
                                   Note, 0/12.75%, 12/15/2012                                1,376,000
       2,450,000          1,2,4    Crystal US Holdings, Sr. Disc. Note, 0/10.50%,
                                   10/1/2014                                                 1,666,000
       1,250,000                   Equistar Chemicals LP, Sr. Note, 10.125%,
                                   9/1/2008                                                  1,440,625
       900,000                     FMC Corp., Sr. Secd. Note, 10.25%, 11/1/2009              1,039,500
       825,000             1,2     Huntsman Advanced Materials, Inc., Sr. Secd.
                                   Note, 11.00%, 7/15/2010                                   983,812
       1,900,000                   Huntsman ICI Chemicals LLC, Sr. Sub. Note,
                                   10.125%, 7/1/2009                                         2,014,000
       1,225,000           1,2     Invista, Unit, 9.25%, 5/1/2012                            1,365,875
       1,100,000                   Koppers, Inc., Sr. Secd. Note, 9.875%,
                                   10/15/2013                                                1,250,700
       275,000                     Lyondell Chemical Co., Sr. Secd. Note, 10.50%,
                                   6/1/2013                                                  327,250
       2,200,000                   Lyondell Chemical Co., Sr. Secd. Note, 9.50%,
                                   12/15/2008                                                2,409,000
       1,500,000                   Lyondell Chemical Co., Sr. Sub. Note, 10.875%,
                                   5/1/2009                                                  1,590,000
       225,000              4      Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014              168,750
       1,025,000                   Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013              1,136,469
       575,000             1,2     Rockwood Specialties Group, Inc., Sr. Sub.
                                   Note, (Series 144A), 7.625%, 11/15/2014                   787,367
       425,000                     Union Carbide Corp., Deb., 7.50%, 6/1/2025                435,625
       175,000                     Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023           183,750
       1,250,000                   Union Carbide Corp., Sr. Deb., 8.75%, 8/1/2022            1,321,875
                                   Total                                                     24,142,785
                                   Construction Machinery--2.0%
       1,500,000                   AGCO Corp., Sr. Note, 9.50%, 5/1/2008                     1,608,750
       1,925,000           1,2     Case New Holland, Sr. Note, 9.25%, 8/1/2011               2,141,562
       5,525,000            3      Clark Material Handling Corp., Sr. Note,
                                   10.75%, 11/15/2006                                        0
       300,000                     Columbus McKinnon Corp., Sr. Secd. Note,
                                   10.00%, 8/1/2010                                          334,500
       1,825,000                   Columbus McKinnon Corp., Sr. Sub. Note, 8.50%,
                                   4/1/2008                                                  1,829,562
       1,325,000                   NationsRent Cos., Inc., Sr. Secd. Note, 9.50%,
                                   10/15/2010                                                1,490,625
       1,000,000                   United Rentals, Inc., Sr. Note, 6.50%, 2/15/2012          985,000
                                   Total                                                     8,389,999
                                   Consumer Products--3.9%
       1,075,000          1,2,4    AAC Group Holding Corp., Sr. Disc. Note,
                                   0/10.25%, 10/1/2012                                       731,000
       1,325,000                   Alltrista Corp., Unsecd. Note, 9.75%, 5/1/2012            1,450,875
       450,000                     American Achievement Corp., Sr. Sub. Note,
                                   8.25%, 4/1/2012                                           479,250
       1,000,000                   Ames True Temper, Inc., Sr. Sub. Note, 10.00%,
                                   7/15/2012                                                 1,055,000
       750,000                     Chattem, Inc., Sr. Sub. Note, 7.00%, 3/1/2014             774,375
       850,000              3      Diamond Brands Operating Corp., Sr. Sub. Note,
                                   10.125%, 4/15/2008                                        59,075
       1,450,000            3      Diamond Brands, Inc., Sr. Disc. Deb., 12.875%,
                                   4/15/2009                                                 29,290
       1,325,000                   ICON Health & Fitness, Inc., Company Guarantee,
                                   11.25%, 4/1/2012                                          1,119,625
       2,700,000            4      Jostens Holding Corp., Discount Bond, 0/10.25%,
                                   12/1/2013                                                 1,903,500
       875,000             1,2     Jostens IH Corp., 7.625%, 10/1/2012                       920,937
       200,000             1,2     K2, Inc., Sr. Note, 7.375%, 7/1/2014                      220,000
       725,000                     Leiner Health Products, Unsecd. Note, 11.00%,
                                   6/1/2012                                                  793,875
       1,675,000                   Playtex Products, Inc., Company Guarantee,
                                   9.375%, 6/1/2011                                          1,796,438
       1,025,000                   Sealy Mattress Co., Sr. Sub. Note, 8.25%,
                                   6/15/2014                                                 1,089,063
       400,000                     Simmons Co., Sr. Sub. Note, 7.875%, 1/15/2014             418,000
       455,000                     Tempur World, Sr. Sub. Note, 10.25%, 8/15/2010            528,938
       825,000                     True Temper Sports, Inc., Sr. Sub. Note,
                                   8.375%, 9/15/2011                                         738,375
       1,300,000                   United Industries Corp., Sr. Sub. Note, (Series
                                   D), 9.875%, 4/1/2009                                      1,365,000
       800,000                     WH Holdings Ltd., Sr. Note, 9.50%, 4/1/2011               884,000
                                   Total                                                     16,356,616
                                   Diversified Manufacturing--0.3%
       1,000,000           1,2     Polypore, Inc., Sr. Sub. Note, 8.75%, 5/15/2012           1,045,000
                                   Energy--1.4%
       1,775,000                   Compton Petroleum Corp., Sr. Note, 9.90%,
                                   5/15/2009                                                 1,970,250
       450,000                     Lone Star Technologies, Inc., Company
                                   Guarantee, (Series B), 9.00%, 6/1/2011                    484,875
       1,225,000                   Petroleum Helicopters, Inc., Company Guarantee,
                                   (Series B), 9.375%, 5/1/2009                              1,341,375
       400,000                     Range Resources Corp., Sr. Sub. Note, 7.375%,
                                   7/15/2013                                                 430,000
       1,500,000                   Swift Energy Co., Sr. Sub. Note, 9.375%,
                                   5/1/2012                                                  1,702,500
                                   Total                                                     5,929,000
                                   Entertainment--2.3%
       150,000                     AMC Entertainment, Inc., Sr. Sub. Note, 8.00%,
                                   3/1/2014                                                  148,500
       1,700,000                   AMC Entertainment, Inc., Sr. Sub. Note, 9.875%,
                                   2/1/2012                                                  1,853,000
       375,000                     Cinemark USA, Sr. Sub. Note, 9.00%, 2/1/2013              433,125
       2,625,000            4      Cinemark, Inc., Sr. Disc. Note, 0/9.75%,
                                   3/15/2014                                                 1,942,500
       900,000             1,2     Intrawest Corp., Sr. Note, 7.50%, 10/15/2013              963,000
       1,675,000           1,2     Loews Cineplex Entertainment Corp., Sr. Sub.
                                   Note, 9.00%, 8/1/2014                                     1,809,000
       2,075,000                   Universal City Development Partners Ltd., Sr.
                                   Note, 11.75%, 4/1/2010                                    2,417,375
                                   Total                                                     9,566,500
                                   Environmental--1.2%
       3,000,000                   Allied Waste North America, Inc., Company
                                   Guarantee, (Series B), 8.875%, 4/1/2008                   3,165,000
       950,000                     Allied Waste North America, Inc., Sr. Secd.
                                   Note, 6.125%, 2/15/2014                                   881,125
       1,000,000           1,2     Clean Harbors, Inc., Sr. Secd. Note, 11.25%,
                                   7/15/2012                                                 1,120,000
                                   Total                                                     5,166,125
                                   Financial Institutions--0.2%
       250,000                     Dollar Financial Group, Inc., Company
                                   Guarantee, 9.75%, 11/15/2011                              271,250
       425,000             1,2     Standard Aero Holdings, Inc., Sr. Sub. Note,
                                   8.25%, 9/1/2014                                           456,875
                                   Total                                                     728,125
                                   Food & Beverage--6.2%
       1,950,000          1,2,4    ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%,
                                   11/1/2011                                                 1,257,750
       544,000                     Agrilink Foods, Inc., Company Guarantee,
                                   11.875%, 11/1/2008                                        569,160
       1,500,000                   American Seafoods Group LLC, Company Guarantee,
                                   10.125%, 4/15/2010                                        1,605,000
       675,000                     B&G Foods Holdings Corp., Sr. Note, 8.00%,
                                   10/1/2011                                                 712,125
       1,000,000                   Constellation Brands, Inc., Sr. Sub. Note,
                                   8.125%, 1/15/2012                                         1,100,000
       2,925,000                   Del Monte Corp., Company Guarantee, (Series B),
                                   9.25%, 5/15/2011                                          3,217,500
       1,300,000                   Dole Food, Inc., Company Guarantee, 7.25%,
                                   6/15/2010                                                 1,358,500
       1,700,000                   Dole Food, Inc., Sr. Note, 8.625%, 5/1/2009               1,870,000
       900,000                     Eagle Family Foods, Inc., Sr. Sub. Note, 8.75%,
                                   1/15/2008                                                 679,500
       471,000                     Gold Kist, Inc., Sr. Note, 10.25%, 3/15/2014              548,715
       1,025,000                   Michael Foods, Inc., Sr. Sub. Note, 8.00%,
                                   11/15/2013                                                1,086,500
       750,000                     National Beef Packaging Co. LLC, Sr. Note,
                                   10.50%, 8/1/2011                                          795,000
       1,350,000           1,2     Pierre Foods, Inc., Sr. Sub. Note, 9.875%,
                                   7/15/2012                                                 1,404,000
       925,000                     Pilgrim's Pride Corp., Sr. Sub. Note, 9.25%,
                                   11/15/2013                                                1,045,250
       1,450,000          1,2,4    Reddy Ice Group, Inc., Sr. Disc. Note,
                                   0/10.50%, 11/1/2012                                       1,015,000
       950,000                     Reddy Ice Group, Inc., Sr. Sub. Note, 8.875%,
                                   8/1/2011                                                  1,028,375
       2,525,000                   Smithfield Foods, Inc., Note, 7.75%, 5/15/2013            2,790,125
       625,000                     Swift & Co., Sr. Note, 10.125%, 10/1/2009                 696,875
       600,000                     Swift & Co., Sr. Sub. Note, 12.50%, 1/1/2010              678,750
       2,275,000          1,2,4    UAP Holding Corp., Sr. Disc. Note, 0/10.75%,
                                   7/15/2012                                                 1,774,500
       500,000             1,2     United Agri Products, Inc., Sr. Note, 8.25%,
                                   12/15/2011                                                536,250
                                   Total                                                     25,768,875
                                   Gaming--5.1%
       1,350,000                   Boyd Gaming Corp., Sr. Sub. Note, 8.75%,
                                   4/15/2012                                                 1,522,125
       350,000             1,2     Herbst Gaming, Inc., Sr. Sub. Note, 7.00%,
                                   11/15/2014                                                352,625
       1,000,000                   Isle of Capri Casinos, Inc., Company Guarantee,
                                   9.00%, 3/15/2012                                          1,115,000
       3,700,000                   MGM Grand, Inc., Sr. Note, 5.875%, 2/27/2014              3,653,750
       1,475,000                   MTR Gaming Group, Inc., Company Guarantee,
                                   (Series B), 9.75%, 4/1/2010                               1,615,125
       1,000,000                   Majestic Star Casino LLC, Company Guarantee,
                                   9.50%, 10/15/2010                                         1,060,000
       3,225,000                   Mandalay Resort Group, Sr. Sub. Note, 10.25%,
                                   8/1/2007                                                  3,668,437
       850,000                     Mohegan Tribal Gaming Authority, Sr. Sub. Note,
                                   6.375%, 7/15/2009                                         879,750
       900,000                     Park Place Entertainment Corp., Sr. Sub. Note,
                                   7.875%, 3/15/2010                                         1,017,000
       1,250,000                   Park Place Entertainment Corp., Sr. Sub. Note,
                                   8.125%, 5/15/2011                                         1,450,000
       1,225,000                   Penn National Gaming, Inc., Company Guarantee,
                                   8.875%, 3/15/2010                                         1,350,563
       775,000                     Station Casinos, Inc., Sr. Note, 6.00%, 4/1/2012          802,125
       1,250,000                   Sun International Hotels Ltd., Sr. Sub. Note,
                                   8.875%, 8/15/2011                                         1,378,125
       875,000                     Venetian Casino/LV Sands, Company Guarantee,
                                   11.00%, 6/15/2010                                         1,001,875
       325,000                     Wynn Las Vegas LLC, Second Mortgage Notes,
                                   12.00%, 11/1/2010                                         411,125
                                   Total                                                     21,277,625
                                   Healthcare--4.8%
       2,125,000                   AmeriPath, Inc., Company Guarantee, 10.50%,
                                   4/1/2013                                                  2,199,375
       1,100,000                   Ardent Health Services, Sr. Sub. Note, 10.00%,
                                   8/15/2013                                                 1,108,250
       375,000             1,2     Concentra Operating Corp., Sr. Sub. Note,
                                   9.125%, 6/1/2012                                          427,500
       400,000                     Concentra Operating Corp., Sr. Sub. Note,
                                   9.50%, 8/15/2010                                          456,000
       275,000             1,2     Fisher Scientific International, Inc., Sr. Sub.
                                   Note, 6.75%, 8/15/2014                                    294,250
       1,650,000                   Fisher Scientific International, Inc., Sr. Sub.
                                   Note, 8.00%, 9/1/2013                                     1,860,375
       1,125,000                   HCA - The Healthcare Corp., Note, 8.75%,
                                   9/1/2010                                                  1,279,993
       550,000                     HCA - The Healthcare Corp., Sr. Note, 6.375%,
                                   1/15/2015                                                 546,003
       2,500,000                   HCA Inc., Sr. Note, 6.75%, 7/15/2013                      2,572,863
       825,000                     HCA Inc., Sr. Note, 7.50%, 11/6/2033                      822,510
       850,000                     Hanger Orthopedic Group, Inc., Company
                                   Guarantee, 10.375%, 2/15/2009                             867,000
       1,284,005                   Magellan Health Services, Inc., Sr. Note,
                                   (Series A), 9.375%, 11/15/2008                            1,391,540
       1,125,000           1,2     Medical Device Manufacturing, Inc., Sr. Sub.
                                   Note, 10.00%, 7/15/2012                                   1,215,000
       1,200,000           1,2     National Mentor, Inc., Sr. Sub. Note, 9.625%,
                                   12/1/2012                                                 1,272,000
       1,125,000                   Sybron Dental Specialties, Inc., Company
                                   Guarantee, 8.125%, 6/15/2012                              1,237,500
       750,000             1,2     Tenet Healthcare Corp., Note, 9.875%, 7/1/2014            810,000
       425,000             1,2     VWR International, Inc., Sr. Sub. Note, 8.00%,
                                   4/15/2014                                                 452,625
       775,000             1,2     Vanguard Health Holdings II, Sr. Sub. Note,
                                   9.00%, 10/1/2014                                          827,313
       400,000             1,2     Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014            409,000
                                   Total                                                     20,049,097
                                   Industrial - Other--4.9%
       1,000,000                   Aearo Co. I, Sr. Sub. Note, 8.25%, 4/15/2012              1,035,000
       1,200,000           1,2     Amsted Industries, Inc., Sr. Note, 10.25%,
                                   10/15/2011                                                1,326,000
       1,900,000                   Brand Services, Inc., Company Guarantee,
                                   12.00%, 10/15/2012                                        2,137,500
       825,000             1,2     Coleman Cable, Inc., Sr. Note, 9.875%, 10/1/2012          872,437
       1,775,000                   Eagle Picher Industries, Inc., Sr. Note, 9.75%,
                                   9/1/2013                                                  1,828,250
       1,000,000           1,2     Hawk Corp., Sr. Note, 8.75%, 11/1/2014                    1,030,000
       1,800,000                   Interline Brands, Inc., Sr. Sub. Note, 11.50%,
                                   5/15/2011                                                 2,016,000
       1,025,000                   Mueller Group, Inc., Sr. Sub. Note, 10.00%,
                                   5/1/2012                                                  1,117,250
       739,184             1,2     Neenah Corp., Sr. Sub. Note, 13.00%, 9/30/2013            761,360
       2117000             1,2     Neenah Corp.,Sr.Seed.Note, 11.00%, 9/30/2010              2,349,870
       900,000                     Norcross Safety Products, Sr. Sub. Note,
                                   (Series B), 9.875%, 8/15/2011                             994,500
       1,250,000                   Rexnord Corp., Company Guarantee, 10.125%,
                                   12/15/2012                                                1,418,750
       1,400,000                   Sensus Metering Systems, Inc., Sr. Sub. Note,
                                   8.625%, 12/15/2013                                        1,449,000
       1,025,000                   Superior Essex Communications LLC, Sr. Note,
                                   9.00%, 4/15/2012                                          1,073,688
       425,000                     Thermadyne Holdings Corp., Sr. Secd. Note,
                                   9.25%, 2/1/2014                                           410,125
       550,000             1,2     Valmont Industries, Inc., Sr. Sub. Note,
                                   6.875%, 5/1/2014                                          567,188
                                   Total                                                     20,386,9180
                                   Lodging--2.0%
       1,100,000                   Courtyard by Marriott II LP, Sr. Note, 10.75%,
                                   2/1/2008                                                  1,105,500
       750,000             1,2     Gaylord Entertainment Co., Sr. Note, 6.75%,
                                   11/15/2014                                                753,750
       1,500,000           1,2     Grupo Posadas SA de C.V., Sr. Note, 8.75%,
                                   10/4/2011                                                 1,605,000
       604,000                     HMH Properties, Inc., Sr. Note, (Series B),
                                   7.875%, 8/1/2008                                          624,385
       925,000                     Lodgenet Entertainment, Sr. Sub. Note, 9.50%,
                                   6/15/2013                                                 1,026,750
       1,125,000                   Royal Caribbean Cruises Ltd., Sr. Note, 8.00%,
                                   5/15/2010                                                 1,276,875
       1,950,000                   Starwood Hotels & Resorts Worldwide, Inc.,
                                   Note, 7.375%, 5/1/2007                                    2,091,375
                                   Total                                                     8,483,635
                                   Media - Cable--3.0%
       2,450,000                   CSC Holdings, Inc., Sr. Note, 7.875%, 12/15/2007          2,621,500
       650,000                     CSC Holdings, Inc., Sr. Note, 8.125%, 7/15/2009           710,125
       1,000,000           1,2     Cablevision Systems Corp., Sr. Note, 8.00%,
                                   4/15/2012                                                 1,070,000
       2,550,000            4      Charter Communications Holdings Capital Corp.,
                                   Discount Bond, 0/11.75%, 5/15/2011                        1,753,125
       2,050,000                   Charter Communications Holdings II, Sr. Note,
                                   10.25%, 9/15/2010                                         2,152,500
       2,275,000           1,2     Kabel Deutschland GMBH, Sr. Note, 10.625%,
                                   7/1/2014                                                  2,627,625
       1,300,000                   Rogers Cablesystems Ltd., Sr. Sub. Gtd. Note,
                                   11.00%, 12/1/2015                                         1,456,000
                                   Total                                                     12,390,875
                                   Media - Non-Cable--9.4%
       1,925,000                   Advanstar Communications, Company Guarantee,
                                   (Series B), 12.00%, 2/15/2011                             2,103,062
       1,375,000            4      Advanstar, Inc., Company Guarantee, (Series B),
                                   0/15.00%, 10/15/2011                                      1,168,750
       150,000             1,2     Advertising Directory Solutions Holdings, Inc.,
                                   Sr. Note, 9.25%, 11/15/2012                               157,500
       925,000                     Affinity Group, Inc., Sr. Sub. Note, 9.00%,
                                   2/15/2012                                                 1,003,625
       1,025,000                   American Media Operations, Inc., Company
                                   Guarantee, (Series B), 10.25%, 5/1/2009                   1,076,250
       525,000                     American Media Operations, Inc., Sr. Sub. Note,
                                   8.875%, 1/15/2011                                         561,750
       600,000                     Block Communications, Inc., Company Guarantee,
                                   9.25%, 4/15/2009                                          645,000
       975,000             1,2     CBD Media Holdings, 9.25%, 7/15/2012                      1,001,812
       425,000                     Cadmus Communications Corp., Sr. Sub. Note,
                                   8.375%, 6/15/2014                                         463,250
       2,100,000                   DIRECTV Holdings LLC, Sr. Note, 8.375%,
                                   3/15/2013                                                 2,367,750
       1,836,000                   Dex Media East LLC, Company Guarantee, 12.125%,
                                   11/15/2012                                                2,249,100
       2,134,000                   Dex Media West LLC, Sr. Sub. Note, (Series B),
                                   9.875%, 8/15/2013                                         2,475,440
       1,225,000            4      Dex Media, Inc., Discount Bond, 0/9.00%,
                                   11/15/2013                                                946,312
       2,750,000                   Echostar DBS Corp., Sr. Note, 6.375%, 10/1/2011           2,825,625
       350,000             1,2     Fisher Communications, Inc., Sr. Note, 8.625%,
                                   9/15/2014                                                 379,750
       875,000              4      Houghton Mifflin Co., Sr. Disc. Note, 0/11.50%,
                                   10/15/2013                                                626,718
       825,000                     Liberty Group Ltd., Sr. Sub. Note, 9.375%,
                                   2/1/2008                                                  841,500
       1,150,000            4      NBC Acqusition Corp., Sr. Disc. Note, 0/11.00%,
                                   3/15/2013                                                 845,250
       875,000                     Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%,
                                   3/15/2012                                                 899,063
       1,400,000           1,2     PanAmSat Corp., Sr. Note, 9.00%, 8/15/2014                1,505,000
       2,750,000          1,2,4    PanAmSat Holding Corp., Sr. Disc. Note,
                                   0/10.375%, 11/1/2014                                      1,656,875
       1,925,000                   Quebecor Media Inc., Sr. Note, 11.125%,
                                   7/15/2011                                                 2,223,375
       1,500,000           1,2     R. H. Donnelly Finance Corp., Sr. Sub. Note,
                                   10.875%, 12/15/2012                                       1,800,000
       1,550,000           1,2     Rainbow National Services LLC, Sr. Sub. Note,
                                   10.375%, 9/1/2014                                         1,650,750
       350,000                     Readers Digest Association, Inc., Sr. Note,
                                   (Series 144A), 6.50%, 3/1/2011                            366,625
       2,650,000                   Vertis, Inc., Sr. Note, Series B, 10.875%,
                                   6/15/2009                                                 2,901,750
       600,000             1,2     WDAC Subsidiary Corp., Sr. Note, 8.375%,
                                   12/1/2014                                                 600,000
       660,868              4      XM Satellite Radio, Inc., Sec. Fac. Bond,
                                   0/14.00%, 12/31/2009                                      671,607
       699,000                     XM Satellite Radio, Inc., Sr. Secd. Note,
                                   12.00%, 6/15/2010                                         831,810
       1,280,000            4      Yell Finance BV, Sr. Disc. Note, 0/13.50%,
                                   8/1/2011                                                  1,248,000
       650,000                     Yell Finance BV, Sr. Note, 10.75%, 8/1/2011               763,750
       459,485                     Ziff Davis Media, Inc., Company Guarantee,
                                   (Series  ), 12.00%, 8/12/2009                             493,946
                                   Total                                                     39,350,995
                                   Metals & Mining--1.8%
       400,000                     California Steel Industries, Inc., Sr. Note,
                                   6.125%, 3/15/2014                                         402,000
       525,000                     Commonwealth Aluminum Corp., Sr. Sub. Note,
                                   10.75%, 10/1/2006                                         529,725
       450,000             1,2     Imco Recycling Escrow, Sr. Note, 9.00%,
                                   11/15/2014                                                466,875
       1,400,000                   Imco Recycling, Inc., Sr. Secd. Note, 10.375%,
                                   10/15/2010                                                1,582,000
       875,000                     Ispat Inland ULC, Sr. Secd. Note, 9.75%,
                                   4/1/2014                                                  1,060,500
       1,000,000                   Ryerson Tull, Inc., Sr. Note, 9.125%, 7/15/2006           1,045,000
       1,472,000                   United States Steel Corp., Sr. Note, 9.75%,
                                   5/15/2010                                                 1,700,160
       775,000             1,2     Wise Metals Group LLC, Sr. Secd. Note, 10.25%,
                                   5/15/2012                                                 786,625
                                   Total                                                     7,572,885
                                   Packaging--2.7%
       1,950,000                   Berry Plastics Corp., Company Guarantee,
                                   10.75%, 7/15/2012                                         2,242,500
       525,000             1,2     Graham Packaging Co., Sub. Note, 8.50%,
                                   10/15/2012                                                548,625
       1,000,000                   Greif Brothers Corp., Sr. Sub. Note, 8.875%,
                                   8/1/2012                                                  1,115,000
       800,000                     Huntsman Packaging Corp., Company Guarantee,
                                   13.00%, 6/1/2010                                          772,000
       925,000                     Owens-Brockway Glass Container, Inc., Sr. Secd.
                                   Note, 8.875%, 2/15/2009                                   1,003,625
       1,475,000                   Owens-Illinois, Inc., Sr. Note, 7.35%, 5/15/2008          1,534,000
       1,475,000                   Owens-Illinois, Inc., Sr. Note, 8.10%, 5/15/2007          1,563,500
       425,000                     Pliant Corp., Sr. Secd. Note, 11.125%, 9/1/2009           467,500
       1,000,000                   Pliant Corp., Sr. Sub. Note, 13.00%, 6/1/2010             965,000
       384,516             1,2     Russell Stanley Holdings, Inc., Sr. Sub. Note,
                                   9.00%, 11/30/2008                                         160,881
       975,000                     Tekni-Plex, Inc., Company Guarantee, (Series
                                   B), 12.75%, 6/15/2010                                     867,750
                                   Total                                                     11,240,381
                                   Paper--3.8%
       350,000             1,2     Boise Cascade LLC, Sr. Note, 4.945%, 10/15/2012           360,500
       475,000             1,2     Boise Cascade LLC, Sr. Sub. Note, 7.125%,
                                   10/15/2014                                                498,750
       1,395,000                   Georgia-Pacific Corp., Note, 7.50%, 5/15/2006             1,466,493
       3,800,000                   Georgia-Pacific Corp., Sr. Note, 9.375%,
                                   2/1/2013                                                  4,446,000
       1,350,000                   Graphic Packaging International Corp., Sr. Sub.
                                   Note, 9.50%, 8/15/2013                                    1,545,750
       825,000                     Jefferson Smurfit Corp., Company Guarantee,
                                   8.25%, 10/1/2012                                          907,500
       1,425,000                   MDP Acquisitions PLC, 9.625%, 10/1/2012                   1,631,625
       1,473,764                   MDP Acquisitions PLC, Sub. Note, 15.50%,
                                   10/1/2013                                                 1,731,672
       650,000                     Riverside Forest Products Ltd., Sr. Note,
                                   7.875%, 3/1/2014                                          698,750
       1,150,000                   Stone Container Corp., Sr. Note, 9.75%, 2/1/2011          1,276,500
       1,350,000                   Tembec Industries, Inc., 8.50%, 2/1/2011                  1,353,375
                                   Total                                                     15,916,915
                                   Restaurants--0.5%
       275,000                     Buffets, Inc., Sr. Sub. Note, 11.25%, 7/15/2010           294,250
       1,200,000                   Carrols Corp., Company Guarantee, 9.50%,
                                   12/1/2008                                                 1,245,600
       456,000                     Domino's, Inc., Sr. Sub. Note, 8.25%, 7/1/2011            499,320
                                   Total                                                     2,039,170
                                   Retailers--3.9%
       1,200,000                   Couche-Tard Financing Corp., Sr. Sub. Note,
                                   7.50%, 12/15/2013                                         1,308,000
       1,225,000                   FTD, Inc., Sr. Sub. Note, 7.75%, 2/15/2014                1,267,875
       125,000                     Finlay Fine Jewelry Corp., Sr. Note, 8.375%,
                                   6/1/2012                                                  135,312
       800,000                     General Nutrition Center, Sr. Sub. Note, 8.50%,
                                   12/1/2010                                                 803,000
       1,175,000                   Hines Nurseries, Inc., Company Guarantee,
                                   10.25%, 10/1/2011                                         1,289,562
       1,875,000           1,2     Jean Coutu Group (PLC), Inc., Sr. Sub. Note,
                                   8.50%, 8/1/2014                                           1,912,500
       1,000,000           1,2     Lazy Days' R.V. Center, Inc., Sr. Note, 11.75%,
                                   5/15/2012                                                 1,105,000
       900,000                     Michaels Stores, Inc., Sr. Note, 9.25%, 7/1/2009          969,750
       2,175,000                   PCA International, Inc., Sr. Note, 11.875%,
                                   8/1/2009                                                  2,082,563
       2,293,000                   Penney (J.C.) Co., Inc., Note, 9.00%, 8/1/2012            2,826,123
       1,650,000                   Rite Aid Corp., Sr. Secd. Note, 9.50%, 2/15/2011          1,819,125
       725,000                     United Auto Group, Inc., Company Guarantee,
                                   9.625%, 3/15/2012                                         813,813
                                   Total                                                     16,332,623
                                   Services--1.2%
       325,000                     CB Richard Ellis Services, Sr. Note, 9.75%,
                                   5/15/2010                                                 372,125
       1,175,000                   Global Cash Access LLC, Sr. Sub. Note, 8.75%,
                                   3/15/2012                                                 1,274,875
       100,000             1,2     Language Line, Inc., Sr. Sub. Note, 11.125%,
                                   6/15/2012                                                 107,000
       1,125,000                   SITEL Corp., Sr. Sub. Note, 9.25%, 3/15/2006              1,141,875
       1,775,000                   The Brickman Group Ltd., Sr. Sub. Note, (Series
                                   B), 11.75%, 12/15/2009                                    2,059,000
                                   Total                                                     4,954,875
                                   Technology--3.7%
       926,000                     AMI Semiconductor, Inc., Sr. Sub. Note, 10.75%,
                                   2/1/2013                                                  1,090,365
       1,225,000                   Activant Solutions, Inc., Sr. Note, 10.50%,
                                   6/15/2011                                                 1,310,750
       525,000                     Da-Lite Screen Co., Inc., Sr. Note, 9.50%,
                                   5/15/2011                                                 567,000
       1,300,000                   Danka Business Systems PLC, Sr. Note, 11.00%,
                                   6/15/2010                                                 1,384,500
       925,000                     Freescale Semiconductor, Inc., Sr. Note,
                                   7.125%, 7/15/2014                                         994,375
       1,600,000                   Ingram Micro, Inc., Sr. Sub. Note, 9.875%,
                                   8/15/2008                                                 1,756,000
       1,000,000                   Seagate Technology HDD Holdings, Sr. Note,
                                   8.00%, 5/15/2009                                          1,080,000
       475,000                     Telex Communications, Inc., Sr. Secd. Note,
                                   11.50%, 10/15/2008                                        520,125
       1,875,000           1,2     UGS Corp., Sr. Sub. Note, 10.00%, 6/1/2012                2,146,875
       875,000                     Unisys Corp., Sr. Note, 6.875%, 3/15/2010                 929,688
       725,000                     Xerox Corp., Sr. Note, 7.625%, 6/15/2013                  799,313
       2,250,000                   Xerox Corp., Sr. Note, 9.75%, 1/15/2009                   2,643,750
                                   Total                                                     15,222,741
                                   Textile--0.9%
       650,000                     GFSI, Inc., Sr. Sub. Note, 9.625%, 3/1/2007               633,750
       425,000                     Phillips Van Heusen Corp., Sr. Note, 8.125%,
                                   5/1/2013                                                  460,063
       1,250,000                   Warnaco Group, Inc., Sr. Note, 8.875%, 6/15/2013          1,384,375
       1,073,000                   William Carter Co., Sr. Sub. Note, (Series B),
                                   10.875%, 8/15/2011                                        1,196,395
                                   Total                                                     3,674,583
                                   Tobacco--0.8%
       1,525,000           1,2     Commonwealth Brands, Inc., Sr. Sub. Secd. Note,
                                   10.625%, 9/1/2008                                         1,593,625
       1,050,000                   Dimon, Inc., Sr. Note, (Series B), 9.625%,
                                   10/15/2011                                                1,147,125
       475,000                     Standard Commercial Corp., Sr. Note, 8.00%,
                                   4/15/2012                                                 490,438
                                   Total                                                     3,231,188
                                   Transportation--0.7%
       1,100,000                   Allied Holdings, Inc., Sr. Note, 8.625%,
                                   10/1/2007                                                 918,500
       4,950,000            3      AmeriTruck Distribution Corp., Sr. Sub. Note,
                                   12.25%, 11/15/2005                                        0
       1,600,000                   Stena AB, Sr. Note, 9.625%, 12/1/2012                     1,816,000
       3,125,000            3      The Holt Group, Inc., Company Guarantee, 9.75%,
                                   1/15/2006                                                 0
                                   Total                                                     2,734,500
                                   Utility - Electric--3.6%
       1,125,000                   CMS Energy Corp., Sr. Note, 7.50%, 1/15/2009              1,209,375
       2,512,143                   Caithness Coso Funding Corp., Sr. Secd. Note,
                                   (Series B), 9.05%, 12/15/2009                             2,801,039
       1,075,000                   Calpine Canada Energy Finance Corp., Company
                                   Guarantee, 8.50%, 5/1/2008                                774,000
       1,400,000                   Calpine Corp., Note, 8.50%, 2/15/2011                     948,500
       1,500,000           1,2     NRG Energy, Inc., Sr. Secd. Note, 8.00%,
                                   12/15/2013                                                1,665,000
       125,000                     Nevada Power Co., 6.50%, 4/15/2012                        132,813
       375,000             1,2     Nevada Power Co., Mtg. Note, 5.875%, 1/15/2015            378,750
       1,650,000                   Nevada Power Co., Second Mortgage Notes, 9.00%,
                                   8/15/2013                                                 1,922,250
       300,000             1,2     Northwestern Corp., Sr. Secd. Note, 5.875%,
                                   11/1/2014                                                 307,532
       1,850,000                   PSEG Energy Holdings, Sr. Note, 10.00%,
                                   10/1/2009                                                 2,229,250
       1,075,000                   Reliant Resources, Inc., Sr. Secd. Note, 9.25%,
                                   7/15/2010                                                 1,209,375
       1,325,000                   Reliant Resources, Inc., Sr. Secd. Note, 9.50%,
                                   7/15/2013                                                 1,527,063
                                   Total                                                     15,104,947
                                   Utility - Natural Gas--4.5%
       450,000                     ANR Pipeline Co., Sr. Note, 8.875%, 3/15/2010             509,625
       1,325,000                   El Paso Corp., 6.75%, 5/15/2009                           1,338,250
       975,000                     El Paso Corp., Note, 6.95%, 12/15/2007                    1,006,687
       3,575,000                   El Paso Corp., Sr. Note, 7.80%, 8/1/2031                  3,306,875
       2,275,000                   El Paso Production Holding Co., Company
                                   Guarantee, 7.75%, 6/1/2013                                2,383,062
       850,000                     Ferrellgas Escrow LLC, Sr. Note, 6.75%, 5/1/2014          879,750
       250,000             1,2     MarkWest Energy Partners LP, Sr. Note, 6.875%,
                                   11/1/2014                                                 256,875
       750,000                     Pacific Energy Partners LP, Sr. Note, 7.125%,
                                   6/15/2014                                                 810,000
       800,000                     Semco Energy, Inc., Sr. Note, 7.125%, 5/15/2008           864,000
       700,000                     Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032           772,625
       850,000                     Tennessee Gas Pipeline, Sr. Deb., 7.50%,
                                   4/1/2017                                                  931,813
       925,000                     Transcontinental Gas Pipe Corp., Sr. Note,
                                   8.875%, 7/15/2012                                         1,144,688
       3,525,000                   Williams Cos., Inc., Note, 7.625%, 7/15/2019              3,948,000
       475,000                     Williams Cos., Inc., Note, 7.875%, 9/1/2021               539,125
                                   Total                                                     18,691,375
                                   Wireless Communications--2.2%
       550,000            1,2,4    Inmarsat Finance PLC, 0/10.375%, 11/15/2012               382,250
       300,000                     Inmarsat Finance PLC, Sr. Note, 7.625%,
                                   6/30/2012                                                 308,250
       500,000             1,2     New Skies Satellites NV, Sr. Sub. Note, 9.125%,
                                   11/1/2012                                                 512,500
       4,000,000                   NEXTEL Communications, Inc., Sr. Note, 6.875%,
                                   10/31/2013                                                4,340,000
       273,000                     Nextel Partners, Inc., Sr. Note, 12.50%,
                                   11/15/2009                                                311,903
       1,375,000                   Rogers Wireless, Inc., 6.375%, 3/1/2014                   1,347,500
       300,000             1,2     Rogers Wireless, Inc., Sr. Secd. Note, 5.525%,
                                   12/15/2010                                                312,000
       150,000             1,2     Rogers Wireless, Inc., Sr. Secd. Note, 7.25%,
                                   12/15/2012                                                156,563
       125,000             1,2     Rogers Wireless, Inc., Sr. Secd. Note, 7.50%,
                                   3/15/2015                                                 130,313
       575,000             1,2     Rogers Wireless, Inc., Sr. Sub. Note, 8.00%,
                                   12/15/2012                                                599,438
       925,000                     US Unwired, Inc., Sr. Secd. Note, 10.00%,
                                   6/15/2012                                                 1,024,438
                                   Total                                                     9,425,155
                                   Wireline Communications--6.0%
       4,500,000                   AT&T Corp., Sr. Note, 9.75%, 11/15/2031                   5,236,875
       1,250,000                   Alaska Communications Systems Holdings, Inc.,
                                   Sr. Note, 9.875%, 8/15/2011                               1,318,750
       975,000                     Cincinnati Bell, Inc., Company Guarantee,
                                   7.25%, 7/15/2013                                          1,004,250
       1,525,000                   Cincinnati Bell, Inc., Sr. Sub. Note, 8.375%,
                                   1/15/2014                                                 1,528,812
       950,000                     Citizens Communications Co., 9.00%, 8/15/2031             1,045,000
       750,000                     Citizens Communications Co., Sr. Note, 6.25%,
                                   1/15/2013                                                 749,062
       350,000                     Citizens Communications Co., Unsecd. Note,
                                   9.25%, 5/15/2011                                          408,625
       1,000,000                   Eircom Funding, Sr. Sub. Note, 8.25%, 8/15/2013           1,115,000
       2,450,000                   MCI, Inc., Sr. Note, 7.735%, 5/1/2014                     2,511,250
       1,000,000                   Primus Telecommunications Holding, Inc., Sr.
                                   Note, 8.00%, 1/15/2014                                    835,000
       4,325,000           1,2     Qwest Corp., Note, 9.125%, 3/15/2012                      4,941,313
       3,625,000           1,2     Qwest Services Corp.., Sr. Sub. Note, 14.00%,
                                   12/15/2010                                                4,313,750
                                   Total                                                     25,007,687
                                   Total Corporate Bonds

                                   (identified cost $393,511,302)                            399,712,614
                                   Common Stocks & warrants--0.3%
                                   Chemicals--0.0%
       395                  3      General Chemical Industrial Products, Inc.                73,493
       228                  3      General Chemical Industrial Products, Inc.,
                                   Warrants                                                  0
       169                  3      General Chemical Industrial Products, Inc.,
                                   Warrants                                                  0
                                   Total                                                     73,493
                                   Consumer Products--0.1%
       1,003               1,3     Sleepmaster LLC                                           271,793
                                   Food & Beverage--0.1%
       27,755                      B&G Foods, Inc.                                           412,994
                                   Industrial - Other--0.1%
       214,806            1,2,3    ACP Holdings Corp., Warrants                              370,540
                                   Media - Cable--0.1%
       5,008                3      NTL, Inc.                                                 348,457
                                   Media - Non-Cable--0.0%
       1,375                3      Advanstar, Inc., Warrants                                 27
       2,200                3      XM Satellite Radio, Inc., Warrants                        178,200
       22,000               3      Ziff Davis Media, Inc., Warrants                          11,000
                                   Total                                                     189,227
                                   Metals & Mining--0.0%
       138,395              3      Royal Oak Mines, Inc.                                     692
                                   Other--0.0%
       469                 1,3     CVC Claims Litigation LLC                                 0
                                   Packaging--0.0%
       1,000                3      Pliant Corp., Warrants                                    10
       45,000              1,3     Russell Stanley Holdings, Inc.                            0
                                   Total                                                     10
                                   Paper--0.0%
       900                1,2,3    MDP Acquisitions PLC, Warrants                            27,450
                                   Wireline Communications--0.0%
       63,896               3      McLeodUSA, Inc., Warrants                                 3,834
       16,732               3      Viatel Holding (Bermuda) Ltd.                             15,058
                                   Total                                                     18,892
                                   Total Common Stocks &
                                   warrants
                                    (identified cost $13,106,180)                            1,713,548
                                   Preferred Stocks--0.9%
                                   Media - Non-Cable--0.5%
       22,300                      Primedia, Inc., Exchangeable Pfd. Stock,
                                   (Series G), $2.16                                         2,018,150
       120                         Ziff Davis Media, Inc., PIK Pfd., (Series E-1)            83,100
                                   Total                                                     2,101,250
                                   Retailers--0.4%
       1,625                       General Nutrition Centers Holding Co.,
                                   Exchangeable Pfd. Stock, (Series A)                       1,685,938
                                   Wireline Communications--0.0%
       28,835                      McLeodUSA, Inc., Conv. Pfd., (Series A)                   39,360
                                   Total Preferred Stocks

                                   (identified cost $10,033,615)                             3,826,548
                                   Repurchase Agreement--1.5%
       6,286,000                   Interest in $6,286,000 joint repurchase
                                   agreement with UBS Securities LLC, 2.08%, dated
                                   11/30/2004 to be repurchased at $6,286,363 on
                                   12/1/2004, collateralized by Federal Home Loan
                                   Mortgage Corp. with various maturities to
                                   08/15/2034, collateral market value $47,035,438
                                   (AT AMORTIZED COST)                                       6,286,000
                                   Total Investments -
                                   98.7%
                                   (identified cost $422,760,751)5                           411,538,710
                                   other ASSETS AND LIABILITIES - NET - 1.3%                 5,548,820
                                   TOTAL NET ASSETS - 100%                            $      417,087,530


1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $82,686,902 which represents 19.8% of total net assets.

2 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the fund's Board of Trustees (the "Trustees"). At November 30, 2004, these securities amounted to $82,415,109 which represents 19.8% of total net assets. Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at November 30, 2004 is as follows:

       Security                      Acquisition Date         Acquisition Cost
       CVC Claims Litigation LLC     3/26/97 - 8/19/97        $4,646,903
       Sleepmaster LLC               1/10/01 - 2/20/04        $727,552

3    Non-income producing security.

4    Denotes a zero coupon bond with effective rate at time of purchase.

5 The cost of investments for federal tax purposes amounts to $423,650,008. The net unrealized depreciation of investments for federal tax purposes was $12,111,298. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $29,062,530 and net unrealized depreciation from investments for those securities having an excess of cost over value of $41,173,828.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronyms are used throughout this portfolio:
GTD         --Guaranteed
PCA         --Pollution Control Authority
PIK         --Payment in Kind

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Trustees.



Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated High Yield Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005


By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005